Summary of Notional and Fair Value Position of Derivative Financial Instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Assets		$ 338,470	$ 237,250
Notional Liabilities		324,047	234,375
Gross Fair Value, Assets		5,099	39,397
Gross Fair Value, Liabilities		(1,584)	(18,352)
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities		9,934
Gross Fair Value, Liabilities		(539)
Contractholder funds | Guaranteed accumulation benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[1]	40,469	53,517
Gross Fair Value, Liabilities	[1]	(5,203)	(4,557)
Contractholder funds | Guaranteed withdrawal benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[1]	8,070	9,939
Gross Fair Value, Liabilities	[1]	(113)	(113)
Contractholder funds | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[2]	924,733	1,095,253
Gross Fair Value, Liabilities	[2]	(44,947)	(57,531)
Contractholder funds | Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities		588,299	531,800
Gross Fair Value, Liabilities		$ (8,624)	$ (29,911)

[1]	These amounts are fully ceded in accordance with the Company's reinsurance agreements. The corresponding receivables have been excluded from the table above.
[2]	Notional amount represents account value of equity indexed contracts